TIP FUNDS

                          TIP TARGET SELECT EQUITY FUND

                       SUPPLEMENT DATED SEPTEMBER 1, 2000
                    TO THE PROSPECTUS DATED JANUARY 31, 2000


THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS.

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A Special Meeting of the shareholders of the TIP Target Select Equity Fund has been scheduled for October 13, 2000. At the Special Meeting, shareholders will be asked to vote on a proposed reorganization of the TIP Target Select Equity Fund into the Alpha Select Target Select Equity Fund. If you are a shareholder of record as of September 1, 2000 (the "Record Date"), you will be eligible to vote at the Special Meeting. If you become a shareholder after the Record Date, you will not be eligible to vote at the Special Meeting. All shareholders of record as of the Record Date will receive a proxy statement relating to the proposed reorganization.

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               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE


TIP-B-003-03